united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2014

Item 1. Reports to Stockholders.

BTS Hedged Income Fund

BTS Tactical Fixed Income Fund

Annual Report

December 31, 2014

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Funds and take a moment to review recent developments in our Fund Family, strategies we’ve employed, and our vision for 2015 and 2016.

On December 12, 2014 the BTS Bond Asset Allocation Fund formally merged into the BTS Tactical Fixed Income Fund. Because both Funds had a similar investment objective and overall management, we felt it necessary to effectuate reorganization for purposes of seeking greater overall management efficiencies and potentially lower gross expenses for the benefit of the shareholders, something we concluded as important in the wake of recent growth and our goals.

Regarding returns, the BTS Tactical Fixed Income Fund Class A for twelve months ending December 31, 2014, saw performance come in at 2.61% (-2.52% reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Aggregate Bond Index, which came in at 5.97%, and the Lipper High Yield Index, which came in at 2.24%. The BTS Hedged Income Fund’s Class A return for the twelve months ending December 31, 2014 was -1.56% (-6.51% reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Aggregate Bond Index, which came in at 5.97%, and the Lipper High Yield Index return of 2.24%. It is important to emphasize and remember that investors cannot invest directly in an index like the Barclays Aggregate Bond Index or Lipper High Yield Index and that performance does not include fees and expenses.

While the Funds underperformed the Barclays Aggregate Bond Index, we believe this was a result of our primary mandates. We believe returns demonstrate our core philosophy of preservation of capital and avoiding volatility in an effort to gain strong risk-adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may help us achieve our goals, potentially more so than a passive approach that can lead to magnified losses. During the fourth quarter of 2014, for example, we concluded the BTS Funds should avoid risk assets by investing in money market funds for most of the period. Volatility levels in high yield bonds were high during the second half of 2014 and the fourth quarter in particular, despite a year-end rally. The year-end rally was not strong enough to issue a buy allocation to high yield bonds and we wanted to avoid potentially negative impacts.

We continue to believe at our core that an ‘unconstrained approach’, such as the BTS Funds, wherein BTS can go to cash to preserve capital and take a limited short position in an attempt to enhance returns continues to make sense during periods of volatility. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value. BTS’ fluid model approach is designed to be cognizant of periods of volatility and to invest on confirmation of strong price trends. Consequently, our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility in the financial markets and bond sectors.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference for safety of assets. In the long run, over 34 years of investing with this type of strategy with BTS Indicators, our investment team has created competitive returns through an ‘unconstrained approach’ rather than passive investing

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Funds and good luck in 2015 and 2016!

Sincerely,

Matthew Pasts CMT	Vilis Pasts
CEO, BTS Asset Management	Founder & Director of Research

The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. Performance is presented net of the funds' fees and expenses.

2087-NLD-2/5/2015

BTS Hedged Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund's performance figures* for the periods ending December 31, 2014, compared to its benchmark:

	One Year	Since Inception (a)
BTS Hedged Income Fund Class A	(1.56)%	(1.28)%
BTS Hedged Income Fund Class A (with load)	(6.51)%	(4.02)%
BTS Hedged Income Fund Class C	(1.56)%	(1.77)%
Barclays Capital Aggregate Bond Total Return Index **	5.97%	2.13%

Comparison of the Change in Value of a $10,000 Investment

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses before fee waivers, as stated in the fee table of the Fund's May 1, 2014 prospectus, is 46.93% and 47.68% for Class A and Class C shares, respectively. After fee waivers, the expense ratio was 2.70% and 3.45% for Class A and Class C shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Capital Aggregate Bond Total Return Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

(a) Since inception return is as of the Fund's inception date of March 1, 2013

Portfolio Composition as of December 31, 2014

Holdings By Asset Type	% of Net Assets
Mutual Funds - Debt	58.7%
Exchange Traded Funds - Debt	26.2%
Money Market Fund	14.0%
Mutual Funds - Asset Allocation	6.9%
Liabilities in Excess of Other Assets	(5.8)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund's performance figures* for the periods ending December 31, 2014, compared to its benchmark:

	One Year	Three Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
BTS Tactical Fixed Income Fund Class A	2.61%	3.03%	3.74%	8.26%	9.79%	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(2.52)%	1.29%	2.68%	7.71%	9.42%	N/A
BTS Tactical Fixed Income Fund Class C	1.84%	N/A	N/A	N/A	N/A	0.66%
Barclays Capital Aggregate Bond Total Return Index **	5.97%	2.66%	4.45%	4.71%	5.70%	2.98%

Comparison of the Change in Value of a $10,000 Investment

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total operating expenses, as stated in the fee table of the Fund's November 24, 2014 prospectus is 2.15% and 2.90% for Class A and Class C shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.
** The Barclays Capital Aggregate Bond Total Return Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
(a) Inception date for Class A is January 1, 2000. Performance data for Class A reflects the Fund's predecessor hedge fund.
(b) Inception date for Class C is May 31, 2013.

Portfolio Composition as of December 31, 2014

Holdings By Asset Type	% of Net Assets
Money Market Fund	100.0%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BTS Hedged Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2014

Shares		Value

	MUTUAL FUNDS - 65.6%
	ASSET ALLOCATION FUND - 6.9%
979	Rydex High Yield Strategy Fund - Class H *	$ 22,862

	DEBT FUNDS - 58.7%
2,372	Fidelity High Income Fund - Class I	21,107
2,006	Ivy High Income Fund - Class I	16,188
2,152	Metropolitan West High Yield Bond Fund - Class M	20,896
5,045	Rydex Inverse High Yield Strategy Fund - Class H *	101,145
910	Rydex Series - Inverse Government Long Bond Strategy Fund *	34,382
	TOTAL DEBT FUNDS	193,718

	TOTAL MUTUAL FUNDS (Cost - $221,897)	216,580

	EXCHANGE TRADED FUNDS - 26.2%
	DEBT FUNDS - 26.2%
757	iShares iBoxx $ High Yield Corporate Bond ETF	67,827
489	SPDR Barclays Capital High Yield Bond ETF	18,880
	TOTAL EXCHANGE TRADED FUNDS (Cost - $89,581)	86,707

	SHORT-TERM INVESTMENTS - 14.0%
	MONEY MARKET FUND - 14.0%
45,909	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% **	45,909
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,909)

	TOTAL INVESTMENTS - 105.8% (Cost - $357,387) (a)	$ 349,196
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8) %	(18,920)
	NET ASSETS - 100.0%	$ 330,276

SPDR - Standard & Poors Depositary Receipts
* Non income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $358,125 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$ 646
Unrealized depreciation	(9,575)
Net unrealized depreciation	$ (8,929)

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2014

Shares		Value

SHORT-TERM INVESTMENTS - 100.0%
MONEY MARKET FUND - 100.0%
121,649,525	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% *	$ 121,649,525
TOTAL SHORT-TERM INVESTMENTS (Cost - $121,649,525)

	TOTAL INVESTMENTS - 100.0% (Cost - $121,649,525) (a)	$ 121,649,525
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(11,947)
	NET ASSETS - 100.0%	$ 121,637,578

* Interest rate reflects seven-day effective yield on December 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,649,525

The accompanying notes are an integral part of these financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014

	BTS Hedged	BTS Tactical
	Income Fund	Fixed Income Fund
ASSETS
Investment securities:
At cost	$ 357,387	$ 121,649,525
At value	$ 349,196	$ 121,649,525
Dividends and interest receivable	649	-
Receivable for Fund shares sold	-	463,937
Receivable due from Advisor	2,717	-
Prepaid expenses and other assets	1,944	44,655
TOTAL ASSETS	354,506	122,158,117

LIABILITIES
Investment advisory fees payable	-	106,409
Fees payable to other affiliates	2,712	20,777
Distribution (12b-1) fees payable	57	41,333
Payable for Fund shares redeemed	-	305,113
Accrued expenses and other liabilities	21,461	46,907
TOTAL LIABILITIES	24,230	520,539
NET ASSETS	$ 330,276	$ 121,637,578

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 344,972	$ 124,942,110
Undistributed net investment income (loss)	2,569	-
Accumulated net realized gain (loss) from security transactions	(9,074)	(3,304,532)
Net unrealized depreciation of investments	(8,191)	-
NET ASSETS	$ 330,276	$ 121,637,578

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 213,639	$ 98,359,899
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,541	10,008,011
Net asset value and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 9.48	$ 9.83
Maximum offering price per share (Maximum sales charge of 5.00%) (b)	$ 9.98	$ 10.35

Class C Shares:
Net Assets	$ 116,637	$ 23,277,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,353	2,381,797
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 9.44	$ 9.77

(a) Redemptions made within 30 days of purchase may be assessed a redempton fee of 1.00%.
(b)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

The accompanying notes are an integral part of these financial statements.

BTS Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2014

	BTS Hedged	BTS Tactical
	Income Fund	Fixed Income Fund
INVESTMENT INCOME
Dividends	$ 9,256	$ 2,216,629
Interest	4	2,581
TOTAL INVESTMENT INCOME	9,260	2,219,210

EXPENSES
Investment advisory fees	2,256	726,803
Distribution (12b-1) fees, Class A shares	527	166,413
Distribution (12b-1) fees, Class C shares	900	61,153
Professional fees	32,749	39,993
Accounting services fees	29,999	35,441
Trustees fees and expenses	12,977	12,878
Custodian fees	5,000	9,267
Transfer agent fees	4,440	25,047
Administrative services fees	1,863	70,681
Registration fees	1,440	55,584
Printing and postage expenses	378	25,130
Non 12b-1 shareholder servicing fees	288	7,569
Insurance expense	41	1,274
Other expenses	1,288	4,665
TOTAL EXPENSES	94,146	1,241,898

Less: Fees waived or reimbursed by the Advisor	(87,455)	-

NET EXPENSES	6,691	1,241,898
NET INVESTMENT INCOME	2,569	977,312

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(4,336)	481,322
Distributions of realized gains by underlying investment companies	690	-
Net change in unrealized appreciation (depreciation) of investments	(5,448)	221,250
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(9,094)	702,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (6,525)	$ 1,679,884

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31, 2014	December 31, 2013 (a)
FROM OPERATIONS
Net investment income	$ 2,569	$ 6,629
Net realized loss from investments	(4,336)	(5,650)
Distributions of realized gains from underlying investment companies	690	222
Net change in unrealized depreciation of investments	(5,448)	(2,743)
Net decrease in net assets resulting from operations	(6,525)	(1,542)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(5,114)
Class C	-	(1,515)
From return of capital:
Class A	-	(877)
Class C	-	(336)
From distributions to shareholders	-	(7,842)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,384	259,302
Class C	40,596	78,640
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	-	5,521
Class C	-	1,510
Payments for shares redeemed:
Class A	(18,768)	(50,000)
Class C	-	-
Net increase in net assets from shares of beneficial interest	51,212	294,973

TOTAL INCREASE IN NET ASSETS	44,687	285,589

NET ASSETS
Beginning of Period	285,589	-
End of Period *	$ 330,276	$ 285,589
*Includes undistributed net investment income of:	$ 2,569	$ -

SHARE ACTIVITY
Class A:
Shares Sold	3,005	26,012
Shares Reinvested	-	570
Shares Redeemed	(1,955)	(5,091)
Net increase in shares of beneficial interest outstanding	1,050	21,491

Class C:
Shares Sold	4,153	8,043
Shares Reinvested	-	157
Net increase in shares of beneficial interest outstanding	4,153	8,200

(a) BTS Hedged Income Fund commenced operations on March 1, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31, 2014	December 31, 2013 (a)

FROM OPERATIONS
Net investment income	$ 977,312	$ 837,962
Net realized gain (loss) from investments	481,322	(104,705)
Distributions of realized gains from underlying investment companies	-	642,209
Net change in unrealized appreciation (depreciation) of investments	221,250	(221,250)
Net increase in net assets resulting from operations	1,679,884	1,154,216

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,173,073)	(821,522)
Class C	(57,953)	(20,950)
From net realized gains:
Class A	(348,941)	(105,554)
Class C	(81,692)	(2,547)
From distributions to shareholders	(1,661,659)	(950,573)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A - Subscriptions	39,707,606	71,426,652
Class A - Capital received as a result of shares issued due to merger	23,166,736	-
Class C - Subscriptions	10,220,794	1,695,974
Class C - Capital received as a result of shares issued due to merger	12,612,164	-
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,488,472	923,334
Class C	116,608	9,604
Redemption fee proceeds:
Class A	20,116	17,029
Class C	2,749	197
Payments for shares redeemed:
Class A	(32,878,452)	(5,891,360)
Class C	(1,177,454)	(45,059)
Net increase in net assets from shares of beneficial interest	53,279,339	68,136,371

TOTAL INCREASE IN NET ASSETS	53,297,564	68,340,014

NET ASSETS
Beginning of Period	68,340,014	-
End of Period *	$ 121,637,578	$ 68,340,014
* Includes undistributed net investment loss of:	$ -	$ -

SHARE ACTIVITY
Class A:
Shares Sold	4,021,136	7,313,641
Shares issued due to merger	2,347,187	-
Shares Reinvested	150,208	94,507
Shares Redeemed	(3,319,482)	(599,186)
Net increase in shares of beneficial interest outstanding	3,199,049	6,808,962

Class C:
Shares Sold	1,035,960	172,752
Shares issued due to merger	1,284,334	-
Shares Reinvested	11,857	984
Shares Redeemed	(119,523)	(4,567)
Net increase in shares of beneficial interest outstanding	2,212,628	169,169

(a) BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the
	Year Ended	Period Ended
	December 31, 2014	December 31, 2013 (1)

Net asset value, beginning of period	$ 9.63	$ 10.00

Activity from investment operations:
Net investment income (2)	0.09	0.30
Net realized and unrealized
(loss) on investments	(0.24)	(0.38)
Total from investment operations	(0.15)	(0.08)

Less distributions from:
Net investment income	-	(0.25)
Return of capital	-	(0.04)
Total distributions	-	(0.29)

Net asset value, end of period	$ 9.48	$ 9.63

Total return (3)	(1.56)%	(0.79)%

Net assets, at end of period (000's)	$ 214	$ 207

Ratio of gross expenses to average
net assets (7)	32.01%	46.23%
Ratio of net expenses to average
net assets (7,8)	2.00%	0.00%
Ratio of net investment income
to average net assets (7,10)	1.08%	3.50%

Portfolio Turnover Rate	199%	105%

(1) The BTS Hedged Income Fund's Class A and Class C shares commenced operations March 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6) Annualized.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(9) The Advisor voluntarily agreed to waive its management fee through December 31, 2013.
(10)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the
	Year Ended	Period Ended
	December 31, 2014	December 31, 2013 (1)

Net asset value, beginning of period	$ 9.59	$ 10.00

Activity from investment operations:
Net investment income (2)	0.03	0.30
Net realized and unrealized
(loss) on investments	(0.18)	(0.47)
Total from investment operations	(0.15)	(0.17)

Less distributions from:
Net investment income	-	(0.20)
Return of capital	-	(0.04)
Total distributions	-	(0.24)

Net asset value, end of period	$ 9.44	$ 9.59

Total return (3)	(1.56)%	(1.69)%	(4,5)

Net assets, at end of period (000's)	$ 117	$ 79

Ratio of gross expenses to average
net assets (7)	32.76%	46.98%	(6)
Ratio of net expenses to average
net assets (7,8)	2.75%	0.00%	(6,9)
Ratio of net investment income
to average net assets (7,10)	0.33%	4.61%	(6)

Portfolio Turnover Rate	199%	105%	(4)

(1) The BTS Hedged Income Fund's Class A and Class C shares commenced operations March 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6) Annualized.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(9) The Advisor voluntarily agreed to waive its management fee through December 31, 2013.
(10)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the
	Year Ended		Period Ended
	December 31, 2014		December 31, 2013 (1)

Net asset value, beginning of period	$ 9.79		$ 10.00

Activity from investment operations:
Net investment income (2)	0.15		0.26
Net realized and unrealized
gain (loss) on investments	0.10		(0.32)	(8)
Total from investment operations	0.25		(0.06)

Paid-in-capital from redemption fees (2)	0.00	(3)	0.01

Less distributions from:
Net investment income	(0.18)		(0.14)
Net realized gains	(0.03)		(0.02)
Total distributions	(0.21)		(0.16)

Net asset value, end of period	$ 9.83		$ 9.79

Total return (4)	2.61%		(0.48)%	(5)

Net assets, at end of period (000's)	$ 98,360		$ 66,686

Ratio of net expenses to average
net assets (7)	1.64%		1.78%	(6)
Ratio of net investment income
to average net assets (7,9)	1.50%		4.59%	(6)

Portfolio Turnover Rate	190%		17%	(5)

(1) The BTS Tactical Fixed Income Fund's Class A and Class C shares commenced operations May 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(8)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating values for the Fund's portfolio.
(9)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the
	Year Ended		Period Ended
	December 31, 2014		December 31, 2013 (1)

Net asset value, beginning of period	$ 9.77		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.28
Net realized and unrealized
gain (loss) on investments	0.22		(0.36)	(8)
Total from investment operations	0.18		(0.08)

Paid-in-capital from redemption fees (2)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	(0.15)		(0.13)
Net realized gains	(0.03)		(0.02)
Total distributions	(0.18)		(0.15)

Net asset value, end of period	$ 9.77		$ 9.77	(5)

Total return (4)	1.84%		(0.67)%

Net assets, at end of period (000's)	$ 23,278		$ 1,654

Ratio of net expenses to average
net assets (7)	2.39%		2.53%	(6)
Ratio of net investment income (loss)
to average net assets (7,9)	-0.39%		6.20%	(6)

Portfolio Turnover Rate	190%		17%	(5)

(1) The BTS Tactical Fixed Income Fund's Class A and Class C shares commenced operations May 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(8)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating values for the Fund's portfolio.
(9)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BTS Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	ORGANIZATION

BTS Hedged Income Fund and BTS Tactical Fixed Income (each a Fund and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The BTS Hedged Income Fund commenced operations on March 1, 2013 and the BTS Tactical Fixed Income Fund commenced operations on May 31, 2013. On August 12-13, 2014, the Board approved the reorganization of BTS Bond Asset Allocation Fund into BTS Tactical Fixed Income Fund. On December 12, 2014, the BTS Bond Asset Allocation Fund merged into the BTS Tactical Fixed Income Fund.

The Funds investment objectives are as follows:

-	BTS Hedged Income Fund – seeks to generate current income with capital preservation as a secondary objective.
-	BTS Tactical Fixed Income Fund – seeks to provide total return.

The Funds currently each offer two classes of shares: Class A shares and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares are offered at net asset value. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each of the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ investments measured at fair value:

BTS Hedged Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 216,580	$ -	$ -	$ 216,580
Exchange Traded Funds	86,707	-	-	86,707
Short-Term Investments	45,909	-	-	45,909
Total Investments	$ 349,196	$ -	$ -	$ 349,196

BTS Tactical Fixed Income

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 121,649,525	$ -	$ -	$ 121,649,525
Total Investments	$ 121,649,525	$ -	$ -	$ 121,649,525

The Funds did not hold any Level 3 securities during the year.

There were no transfers into and out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 for the BTS Hedge Income Fund and 2013 for the BTS Tactical Fixed Income Fund, or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $567,969 and $521,333, respectively, for BTS Hedged Income Fund, and $85,836,996 and $147,140,261, respectively, for BTS Tactical Fixed Income Fund.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for the BTS Tactical Fixed Income Fund’s average daily net assets and 0.75% of the BTS Hedged Income Fund’s average daily net assets. For the year ended December 31, 2014, the Advisor earned advisory fees of $2,256 and $726,803 for the BTS Hedged Income Fund and BTS Tactical Fixed Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until April 30, 2016, so that the total annual operating expenses of the Funds do not exceed 2.00% and 2.75% of the average daily net assets of each of the BTS Hedged Income Fund’s and BTS Tactical Fixed Income Fund’s Class A and Class C shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the year ended December 31, 2014, the BTS Hedged Income Fund waived $87,455 in fees. The total amount of expense reimbursement subject to recapture for the BTS Hedged Income Fund is $167,922, of which $80,467 which will expire on December 31, 2016 and $87,455 will expire on December 31, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, each Fund may pay and annual rate of 0.25% of the average daily net assets of the respective Fund’s Class A shares and 1.00% of the average daily net assets for the respective Fund’s Class C shares for distribution and shareholder service activities.  For the year ended December 31, 2014, BTS Hedged Income Fund incurred distribution fees of $527 and $900 for Class A and Class C shares, respectively. For the year ended December 31, 2014, BTS Tactical Fixed Income Fund incurred distribution fees of $166,413 and $61,153 for Class A and Class C shares, respectively.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2014, the Distributor received $2,792 in underwriting commissions for sales of BTS Hedged Income Class A shares, of which $392 was retained by the principal underwriter or other affiliated broker-dealers. For the year ended December 31, 2014, the Distributor received $138,304 in underwriting commissions for sales of BTS Tactical Fixed Income Class A shares, of which $18,902 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate a servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended December 31, 2014 the BTS Tactical Fixed Income Fund assessed $20,116 and $2,749 in redemption fees for Class A and Class C shares respectively. The BTS Hedged Income Fund did not assess any redemption fees during the year ended December 31, 2014.

6. FUND ACQUISITIONS

As of the close of business on December 12, 2014 the BTS Tactical Fixed Income Fund acquired all of the assets and assumed all of the liabilities of the BTS Bond Asset Allocation Fund (“Bond Fund”) in a tax free event, pursuant to an Agreement and Plan of Acquisition and Liquidation approved by the shareholders of the Bond Fund. The purpose of this transaction was to combine two funds with comparable investment objectives and strategies. As a result of the acquisition, shareholders of the Bond Fund received shares of the BTS Tactical Fixed Income Fund equivalent to the aggregate net asset value of the shares they held in the Bond Fund. On December 12, 2014, the acquisition was accomplished by a tax-free exchange of 3,631,521 shares of the BTS Tactical Fixed Income Fund for 3,651,170 of the Bond Fund. The aggregate net assets of the BTS Tactical Fixed Income Fund and the Bond Fund immediately before the acquisition were $85,167,813 and $35,778,900, respectively. Immediately after the acquisition, the combined net assets of the BTS Tactical Fixed Income Fund amounted to $120,946,713.

The components of net assets immediately before the acquisition were as follows:

		Accumulated	Accumulated	Net
	Paid in	Net Investment	Net Realized Gain (Loss)	Unrealized
	Capital	Income	on Investments	Appreciation	Net Assets
BTS Bond Asset Allocation Fund	$ 39,309,810	$ -	$ (3,530,910)	$ -	$ 35,778,900
BTS Tactical Fixed Income Fund	84,410,165	(153,077)	910,725	-	85,167,813
Total	$ 123,719,975	$ (153,077)	$ (2,620,185)	$ -	$ 120,946,713

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Assuming the acquisition of the BTS Bond Asset Allocation Fund had been completed on January 1, 2014, the combined funds’ pro forma results in the Statement of Operations during the fiscal year ended December 31, 2014 were as follows:

Net investment income	$ 1,588,960	(a)
Net realized and unrealized gain on investments	$ 1,072,245	(b)
Net increase in net assets resulting from operations	$ 2,661,205

(a)	$977,312 as reported in the BTS Tactical Fixed Income Fund Statement of Operations, plus $611,648 BTS Bond Asset Allocation Fund pre-merger.
(b)	$702,572 as reported in the BTS Tactical Fixed Income Fund Statement of Operations plus $369,673 BTS Bond Asset Allocation Fund pre-merger.

Because the combined funds have been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of income and expenses of the BTS Bond Asset Allocation Fund that have been included in the Fund’s Statement of Operations since December 12, 2014.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2014 and December 31, 2013 was as follows:

For the year ended December 31, 2014:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
BTS Tactical Fixed Income	$ 1,232,256	$ 429,403	$ -	$ 1,661,659

For the year ended December 31, 2013:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
BTS Hedged Income Fund	$ 6,629	$ -	$ 915	$ 7,544
BTS Tactical Fixed Income	842,472	108,101	-	950,573

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
BTS Hedged Income Fund	$ 2,569	$ -	$ (8,336)	$ -	$ -	$ (8,929)	$ (14,696)
BTS Tactical Fixed Income Fund	201,323	-	(3,505,855)	-	-	-	(3,304,532)

The difference between book basis and tax basis accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
BTS Hedged Income Fund	$ 8,336	$ -	$ 8,336
BTS Tactical Fixed Income Fund	3,505,855	-	3,505,855

For the BTS Tactical Fixed Income Fund, $3,505,855 of capital loss carryover related to the merger with the BTS Bond Asset Allocation Fund is remaining to be recognized over the next four years. This amount is subject to annual limitation of $1,003,850 under tax rules.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Permanent book and tax differences, primarily attributable to the reclass of dividend distributions and capital carry forward from fund merger, resulted in reclassification for the year ended December 31, 2014 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Fund	Capital	Income	Loss
BTS Tactical Fixed Income Fund	$ 3,530,910	$ 253,714	$ (3,784,624)

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The BTS Hedged Income Fund currently invests a portion of its assets in the Rydex Inverse High Yield Strategy Fund (the Rydex Fund”). The BTS Hedged Income Fund may redeem its investment from the Rydex Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the BTS Hedged Income Fund may be directly affected by the performance of the Rydex Fund. The financial statements of the Rydex Fund, including the portfolio of investments, can be found at Rydex’s website www.guggenheiminvestments.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the BTS Hedged Income Fund’s financial statements. As of December 31, 2014, the percentage of the BTS Hedged Income Fund’s net assets invested in the Rydex Fund was 30.62%.

The BTS Tactical Fixed Income Fund currently invests a portion of its assets in the Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Goldman Fund”). The BTS Tactical Fixed Income Fund may redeem its investment from the Goldman Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the BTS Tactical Fixed Income Fund may be directly affected by the performance of the Goldman Fund. The financial statements of the Goldman Fund, including the portfolio of investments, can be found at Goldman’s website www.goldmansachs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the BTS Tactical Fixed Income Fund’s financial statements. As of December 31, 2014, the percentage of the BTS Tactical Fixed Income Fund’s net assets invested in the Goldman Fund was 100.00%.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2014, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing, LLC	BTS Hedged Income Fund	47.00%
BTS Asset Management, Inc.	BTS Hedged Income Fund	29.57%
Trust Company of America	BTS Tactical Fixed Income Fund	35.21%

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of the BTS Hedged Income Fund and the BTS Tactical Fixed Income Fund

We have audited the accompanying statements of assets and liabilities of the BTS Hedged Income Fund and BTS Tactical Fixed Income Fund (the "Funds"), each a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolios of investments, as of December 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years and periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BTS Hedged Income Fund and BTS Tactical Fixed Income Fund as of December 31, 2014, and the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 2, 2015

BTS Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

Example

As a shareholder of a Fund, you will pay (1) transaction costs (loads) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period (a)	Ending Account Value 12/31/14	Expenses Paid During Period
BTS Hedged Income Fund – Class A	2.00%	$1,000.00	$967.30	$ 9.92	$1,015.12	$10.16
BTS Hedged Income Fund – Class C	2.75%	$1,000.00	$963.30	$13.61	$1,011.34	$13.94
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period (a)	Ending Account Value 12/31/14	Expenses Paid During Period
BTS Tactical Fixed Income Fund – Class A	1.66%	$1,000.00	$988.60	$ 8.32	$1,016.84	$ 8.44
BTS Tactical Fixed Income Fund – Class C	2.41%	$1,000.00	$984.40	$12.05	$1,013.06	$ 12.23

(a) Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	100

Two Roads Shared Trust

(since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	100	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	100	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	100	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2014

Independent Trustees (Continued)

Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	100	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2014

Interested Trustees and Officers (Continued)

James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
 When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fee                                                              2013       2014

BTS Hedged Income Fund                   $13,000     $13,000

BTS Tactical Fixed Income Fund         $14,000     $14,000

(b) Audit-Related Fees                                            2013         2014

BTS Hedged Income Fund                      None        None

BTS Tactical Fixed Income Fund            None        None

(c) Tax Fees                                                               2013         2014

BTS Hedged Income Fund                     $2,000       $2,000

BTS Tactical Fixed Income Fund           $2,000       $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                                                    2013         2014

BTS Hedged Income Fund                      None        None

BTS Tactical Fixed Income Fund            None        None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

BTS Hedged Income Fund                      2013          2014

Audit-Related Fees:                                  0.00%         0.00%

Tax Fees:                                                     0.00%         0.00%

All Other Fees:                                           0.00%         0.00%

BTS Tactical Fixed Income Fund           2013          2014

Audit-Related Fees:                                   0.00%         0.00%

Tax Fees:                                                      0.00%         0.00%

All Other Fees:                                            0.00%         0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                                                               2013            2014

BTS Hedged Income Fund               $2,000         $2,000

BTS Tactical Fixed Income Fund     $2,000         $2,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/2015

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/9/2015